SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of Estimated Useful Lives of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

► Buildings	15-30 years
► Building improvement	2-20 years
► Machinery and equipment	4-20 years
► Motor vehicles	3-10 years
► Office equipment	3-20 years

Summary of Lease Term or Estimated Useful Lives of Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

►Land use right	2 to 37 years
►Buildings	2 to 3 years
►Motor vehicles	2 to 3 years
►Office equipment	3 to 5 years